Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

The following table presents the Group’s share-based compensation expense by type of award:

	Year Ended December 31,
	(Amounts in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Share options	18,081	24,195	1,883	265
Non-vested restricted share awards	32,956	18,105	9,647	1,359
Total share-based compensation	51,037	42,300	11,530	1,624

During the year ended December 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or restricted share units may be issued shall be 2,800,000 shares. The term of any options, restricted shares, or restricted share units granted under the 2017 Plan shall not exceed ten years. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

During the year ended December 31, 2022, the Group adopted its 2022 share incentive plan (the “2022 Plan”). Under the 2022 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or restricted share units may be issued shall be 3,000,000 shares. The term of any options, restricted shares, or restricted share units granted under the 2022 Plan shall not exceed ten years. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The Board of directors announced that, on December 29, 2023, it had resolved to (i) cancel 669,898 outstanding options (the “Previously Granted Options”) involving an aggregate of 6,698,975 shares (represented by 1,339,795 ADSs) previously granted to employees pursuant to the terms of the then effective share incentive plans, and (ii) in replacement of the Previously Granted Options, grant 223,297 RSUs (the “Replacement RSUs”) involving an aggregate of 2,232,965 shares (represented by 446,593 ADSs) to such employees, representing approximately 0.70% of the total ordinary shares of the Company in issue as of the date of grant. All such 223,297 RSUs were granted to the employees in consideration of the cancellation of the options previously granted to them respectively. Upon the cancellation of 669,898 options and subject to the acceptance by the employees, 223,297 RSUs were granted. The Company determined that the cancellation of options accompanied by the concurrent grant of the Replacement RSUs should be accounted for as a modification of the terms of the cancelled options (the “Modification”). Incremental compensation cost was measured as the excess of the fair value of the Replacement RSUs over the fair value of the cancelled options at the cancellation date, December 29, 2023.

Incremental compensation cost due to the Modification was RMB5,079, including expenses of RMB4,103 related to vested restricted share awards which is recognized immediately as of date of modification, and expenses of RMB976 related to the restricted share awards not yet vested which will be recognized over the remaining vesting period. An expense of RMB13,487 was recognized upon the Modification due to the acceleration of vesting.

Share Options:

The weighted-average grant-date fair value of options granted during the year ended December 31, 2022 and 2023 was RMB181.04 (US$26.25) and RMB57.37 (US$8.08) per share. There were 37,606, 6,009 and 15 options exercised during the years ended December 31, 2021, 2022 and 2023, respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

	2023
Average risk-free rate of return	4.4%
Weighted average expected option life	7.85	years
Estimated volatility	47.5%
Average dividend yield	4.7%

The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate with a term consistent with the expected term of the stock option award.

The expected volatility is estimated based on the historical volatility of the Company’s common stock with a term consistent with the expected term of the stock option award. Average dividend yield is based on management estimation and the Company’s dividend policy at the grant date.

The following table summarizes option activity during the year ended December 31, 2023:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2023	925,473	310.49	8.4	8,379
Granted	25,000	181.05
Exercised	(15)	206.32
Forfeited or expired	(240,564)	406.89
Cancellation due to the Modification	(669,899)	268.49
Outstanding as of December 31, 2023	39,995	353.35	6.2	—
Exercisable as of December 31, 2023	19,709	348.96	4.1	—

The aggregate intrinsic value of options exercised during the years ended December 31, 2021, 2022 and 2023 was RMB15,674, RMB1,223 and RMB2, respectively. As of December 31, 2023, there was RMB856 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 3.57 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2023 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2023	89,855	300.59
Granted	228,297	195.62
Vested	(150,897)	215.93
Forfeited	(76,905)	435.76
Non-vested as of December 31, 2023	90,350	196.65

The total fair value of non-vested restricted share awards vested during the years ended December 31, 2021, 2022 and 2023 was RMB29,784, RMB9,672 and RMB29,713, respectively. As of December 31, 2023, there was RMB32,020 in total unrecognized compensation expense related to such non-vested restricted share awards, which is expected to be recognized over a weighted-average period of 2.71 years.